Average Annual Total Returns - PROFUND VP DOW 30	None OneYear	None FiveYears	None TenYears	None Inception Date	Dow Jones Industrial AverageSM OneYear		Dow Jones Industrial AverageSM FiveYears		Dow Jones Industrial AverageSM TenYears
Total	7.41%	11.48%	9.45%	May 01, 2006	9.72%	[1]	14.65%	[1]	12.97%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.